Statements of Cash Flows - USD ($)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Cash Flows from Operating Activities
Net loss		$ (13,042,709)	$ (7,791,469)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of debt discount		6,562,736	1,710,130
Gain on extinguishment of convertible notes payable		(1,481,317)	(257,629)
Stock-based compensation		1,922,455	878,404
Depreciation and amortization		133,419	139,213
Change in fair value of derivatives		(191,656)	26,215
Loss on Impairment		319,635
Changes in operating assets and liabilities:
Accounts receivable, net		3,159	(11,681)
Inventory			90,908
Prepaid expenses and other current assets		(6,762)	(11,495)
Security deposit and other assets		700	(700)
Accounts payable		(294,122)	545,385
Accrued expenses		(210,976)	377,079
Deferred revenue - related party		(70,400)	103,400
Total adjustments		6,686,871	3,589,229
Net Cash Used in Operating Activities		(6,355,838)	(4,202,240)
Cash Flows from Investing Activities
Collection of receivable for sale of assets			166,250
Issuance of note receivable to related party			(160,000)
Receipts from collections of note receivable to related party			160,000
Advances to related party			(206,000)
Receipts from repayment of related party advances			216,000
Purchase of property and equipment		(12,422)	(10,938)
Net Cash (Used in) Provided by Investing Activities		(12,422)	165,312
Cash Flows from Financing Activities
Proceeds from initial public offering, net	[1]	7,657,427
Initial public offering costs paid in cash		(706,596)	(209,964)
Proceeds from issuance of notes payable			275,000
Repayments of notes payable		(1,125,000)
Proceeds from issuance of note payable to related party			311,000
Repayments of notes payable - related party		(120,864)	(174,734)
Proceeds from issuance of notes payable, net of commission		722,500
Proceeds from issuance of convertible notes, net	[2]	2,603,750	2,564,400
Proceeds from issuance of redeemable Series B preferred stock and warrant, net	[3]		1,292,400
Net Cash Provided by Financing Activities		9,031,217	4,058,102
Net Increase in Cash and Cash Equivalents		2,662,957	21,174
Cash and cash equivalents - Beginning of year		77,688	56,514
Cash and cash equivalents - End of year		2,740,645	77,688
Supplemental Disclosures of Cash Flow Information:
Cash Paid During the Period For: Interest, net		286,551	105,938
Non-Cash Investing and Financing Activities
Conversion of convertible note payable - related party and accrued interest into common stock		517,742
Exchange of note payable - related party and accrued interest into common stock		150,553	1,973
Fair value of placement agent warrants issued in connection with preferred stock offering included in derivative liabilities			57,283
Fair value of warrants issued in connection with convertible debt included in derivative liabilities		1,046,763	870,966
Embedded conversion option in convertible debt included in derivative liabilities		1,239,510	2,349,560
Derivative liabilities reclassified to equity		6,059,823
Conversion of convertible notes payable and accrued interest into common stock		5,743,391
Conversion of preferred stock into common stock		$ 5,170,755

[1]	Net of offering costs paid from escrow of $967,573
[2]	Net of cash offering costs of $186,100
[3]	Net of cash offering costs of $175,196